Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 10,026	$ 43,860	$ 48,689	$ 658,910
Goodwill impairment charge				55,849
Technology, IP, and Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense			$ 48,689	$ 658,910